Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $)	Jul. 31, 2014	Jul. 31, 2013
Income Taxes [Abstract]
Net operating loss carry-forward	$ 25,740,000	$ 22,482,000
Stock options and warrants	1,720,000	1,915,000
Other temporary differences	310,000	252,000
Total deferred tax assets	27,770,000	24,649,000
Valuation allowance for deferred tax assets	(27,770,000)	(24,649,000)
Net deferred tax assets